SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED COMPENSATION

NOTE 7: - SHARE-BASED COMPENSATION

i.	Expenses recognized in the financial statements:

The expense recognized in the Company's financial statements for services provided by employees and service-providers is as follows:

	Six months ended June 30,
	2026	2025
	Unaudited

Share-based compensation - Attributable to equity holders of the Company	$101	$204
Share-based compensation - Attributable to non-controlling interests (*)	(18)	332

	$83	$536

(*) Share-based compensation expenses (income) related to discontinued operations in the total amount of $(10) and $91 for the six months period ended June 30, 2026 and 2025, respectively, are included in the loss from discontinued operations, net in the interim consolidated statements of profit or loss.

Evogene maintains two share option and equity incentive plans: the Evogene Ltd. 2013 Share Option Plan and the Evogene Ltd. 2021 Share Incentive Plan (the “2021 Plan”). All such option and incentive plans provide for the grant of options to purchase the Company's ordinary shares which generally expire 10 years from the grant date.

ii.	Evogene share-based payment plan for employees, directors and consultants:

During the six months ended June 30, 2026 and 2025, the board of directors of Evogene approved to grant to its employees, directors and consultants an aggregate of 295,250 and 213,500 options, respectively. The fair value of the options determined at their grant date using the binomial model was approximately $117 and $174, respectively. On May 19, 2026, the Board of Directors approved a modification to the performance conditions applicable to 107,200 performance-based options previously granted to the Company’s President and Chief Executive Officer. The modification replaced certain original performance targets and introduced an alternative market-based vesting condition based on the Company’s share price.

iii.	Evogene share options activity:

The following table summarizes the number of share options, the weighted average exercise price, and changes to the number of outstanding options held by employees, consultants and directors of Evogene under the applicable plans, as of June 30, 2026 and June 30, 2025 and over the course of the periods then ended:

	2026		2025
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	656,650	9.40	594,088	18.72
Granted	295,250	0.95	213,500	1.70
Exercised	-	-	-	-
Forfeited/Expired	(86,725)	9.71	(71,986)	45.90

Outstanding on June 30,	865,175	5.84	735,602	12.30

Exercisable at June 30,	330,500	13.03	323,683	24.70

The fair value of Company share options granted to employees, directors and consultants for the six months ended June 30, 2026 and 2025 was estimated using the binomial model with the following assumptions:

	2026	2025

Dividend yield (%)	-	-
Expected volatility of the share prices (%)	60	55
Risk-free interest rate (%)	3.75	4.46
Suboptimal factor	1.8-2	1.8-2
Post-vesting forfeiture rate (%)	5-20	5-20

The expected volatility of the share prices reflects the assumption that the historical volatility of the share prices is reasonably indicative of expected future trends.

iv.	Evogene RSUs activity:

The 2021 Plan also provides for the grant of restricted shares and RSUs. No restricted shares or RSUs were granted during the six months ended June 30, 2026 and 2025.

The following table summarizes the number of RSUs, the weighted average grant date fair value and the changes to the number of outstanding RSUs held by employees, consultants and directors of Evogene under the 2021 Plan as of June 30, 2026 and June 30, 2025 and during the periods then ended:

	2026		2025
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

Outstanding on January 1,	5,662	7.57	19,806	11.87
Granted	-	-	-	-
Vested	(1,648)	8.09	(4,991)	15.70
Forfeited	(1,313)	7.75	(2,135)	12.00

Outstanding on June 30,	2,701	8.11	12,680	10.40

v.	Evogene’s subsidiaries maintain share option and incentive plans with similar terms and conditions. During the six months ended June 30, 2025, Evogene’s subsidiaries approved to grant their employees, directors and consultants 16,500 options. The fair value of the options determined at their grant date using the binomial model was approximately $46. No options were granted during the six months ended June 30, 2026.

The following table summarizes the number of share options, the weighted average exercise price, and the changes to the number of outstanding options held by employees, consultants and directors of Evogene’s subsidiaries under the subsidiary option plans as of June 30, 2026 and June 30, 2025 and during the periods then ended:

	2026		2025
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	337,051	1.29	1,718,194	2.06
Granted	-	-	16,500	1.00
Exercised	-	-	-	-
Forfeited/Expired	(136,771)	1.27	(63,103)	2.65

Outstanding on June 30,	200,280	1.31	1,671,591	1.57

Exercisable on June 30,	141,468	1.38	1,168,344	1.88

The fair value of Company's subsidiaries’ share options granted to employees, directors and consultants for the six months ended June 30, 2025 was estimated using the binomial model with the following assumptions:

2025

Dividend yield (%)	-
Expected volatility of the share prices (%)	76
Risk-free interest rate (%)	4.29
Suboptimal factor	2.0
Post-vesting forfeiture rate (%)	8-10

vi.	The total compensation cost related to all the Company's equity-based awards, recognized during the presented periods was comprised as follows:

	Six months ended June 30,
	2026	2025
	Unaudited

Cost of revenues	$-	$22
Research and development, net	3	140
Sales and marketing	28	72
General and administrative	62	211
Loss from discontinued operations, net	(10)	91

	$83	$536